Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Land and housing inventory	$ 2,113,245	$ 2,193,947
Investments in unconsolidated entities	143,821	137,203
Receivables and other assets	310,443	217,972
Restricted cash	9,128	7,366
Cash and cash equivalents	2,162	4,345
Deferred income tax assets	0	75,225
Total assets	2,578,799	2,636,058
Liabilities and Equity
Project specific and other financings	825,687	1,025,339
Notes payable	469,776	0
Accounts payable and other liabilities	247,420	288,456
Deferred income tax liabilities	27,773	0
Total liabilities	1,570,656	1,313,795
Other interests in consolidated subsidiaries	32,434	42,461
Preferred shares - 70,002 shares outstanding (December 31, 2010 - 9,995,739 shares outstanding)	1,748	288,065
Common shares - 99,342,718 shares outstanding (December 31, 2010 - 53,808,461 shares outstanding)	93,383	183,803
Additional paid-in-capital	404,777	151,617
Treasury stock, at cost	0	(110,807)
Retained earnings	390,429	692,855
Non-controlling interest	6,439	6,456
Accumulated other comprehensive income	78,933	67,813
Total equity	975,709	1,279,802
Total liabilities and equity	2,578,799	2,636,058
Commitments, contingent liabilities and other
Guarantees	$ 0	$ 0